Short-Term Borrowings	12 Months Ended
Aug. 31, 2021
Disclosure Of Detailed Information About Short Term Borrowings [Abstract]
Short-Term Borrowings
10.	SHORT-TERM BORROWINGS
The Company has an accounts receivable securitization program with a Canadian financial institution which will allow it to sell certain trade receivables into the program up to a maximum of $200. The term of this program extends to May 29, 2022. The Company continues to service and retain substantially all of the risks and rewards relating to the trade receivables sold, and therefore, the trade receivables are recognized on the Company’s Consolidated Statements of Financial Position and the funding received is recorded as a current liability (revolving floating rate loans) secured by the trade receivables. The buyer’s interest in the accounts receivable ranks ahead of the Company’s interest and the program restricts it from using the trade receivables as collateral for any other purpose. The buyer of the trade receivables has no claim on any of the Company’s other assets.
A summary of our accounts receivable securitization program as at August 31, 2021 is as follows:

	2021 $	2020 $
Accounts receivable securitization program, beginning of period	200	40
Proceeds received from accounts receivable securitization	–	160
Repayment of accounts receivable securitization	–	–

Accounts receivable securitization program, end of period	200	200

	2021 $	2020 $

Trade accounts receivable sold to buyer as security	416	446
Short-term borrowings from buye r	(200)	(200)

Overcollateralization	216	246